Shareholder Fees - VIPInvestorFreedomFunds-InvestorComboPRO	Apr. 29, 2023 USD ($)
VIPInvestorFreedomFunds-InvestorComboPRO | VIP Investor Freedom Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)